Property and equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Property and equipment
Property and equipment, gross	$ 16,726	$ 16,952	$ 16,029
Accumulated depreciation and amortization	(11,690)	(10,528)	(7,751)
Property and equipment, net	5,036	6,424	8,278
Machinery and equipment
Property and equipment
Property and equipment, gross	2,395	2,200	1,827
Computers, software and hardware
Property and equipment
Property and equipment, gross	2,829	2,817	2,682
Leasehold improvements
Property and equipment
Property and equipment, gross	$ 11,502	$ 11,935	$ 11,520